Condensed income statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Other income / (loss)	€ 2,029	€ (135)	[1]	€ 1,236
Net result	1,980	(146)		1,235
Aegon N.V [member]
Condensed Income Statements, Captions [Line Items]
Net result group companies	2,119	0		1,376
Other income / (loss)	(139)	(146)		(141)
Net result	€ 1,980	€ (146)		€ 1,235

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.